Document and Entity Information	0 Months Ended
Jan. 30, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jan. 30, 2015
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Jan. 30, 2015
Document Effective Date	Jan. 30, 2015
Prospectus Date	Mar. 28, 2014
Gerstein Fisher Multi-Factor Growth Equity Fund | Gerstein Fisher Multi-Factor Growth Equity Fund
Risk/Return:
Trading Symbol	GFMGX